UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-3657

DWS State Tax-Free Income Series

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 08/31

Date of reporting period: 11/30/09

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of November 30, 2009 (Unaudited)

DWS California Tax-Free Income Fund

	Principal Amount ($)	Value ($)

Municipal Bonds and Notes 96.2%
California 83.5%
Anaheim, CA, Other General Obligation Lease, Public Financing Authority, Public Improvements Project:
Series C, Zero Coupon, 9/1/2017 (a)	1,455,000	1,015,721
Series C, Zero Coupon, 9/1/2018 (a)	1,000,000	651,430
Series C, 6.0%, 9/1/2014 (a)	1,000,000	1,159,430
Series C, 6.0%, 9/1/2016 (a)	1,000,000	1,112,940
Series A, 6.0%, 9/1/2024 (a)	3,500,000	3,953,180
Anaheim, CA, Redevelopment Agency Tax Allocation, Merged Redevelopment Project Area, Series A, 5.0%, 2/1/2025 (a)	5,000,000	5,144,900
Benicia, CA, School District General Obligation, Unified School District:
Series A, Zero Coupon, 8/1/2017 (a)	1,735,000	1,266,637
Series A, Zero Coupon, 8/1/2018 (a)	1,510,000	1,035,135
Big Bear Lake, CA, Water Revenue:

6.0%, 4/1/2015 (a)	3,400,000	3,815,378
6.0%, 4/1/2022 (a)	13,500,000	15,594,255
Brentwood, CA, Infrastructure Financing Authority, Water Revenue, 5.75%, 7/1/2038	2,000,000	2,139,580
Cabrillo, CA, County General Obligation Lease, Unified School District, Series A, Zero Coupon, 8/1/2019 (a)	4,000,000	2,441,800
California, Center Unified School District, Series C, Zero Coupon, 9/1/2014 (a)	2,240,000	1,929,267
California, Educational Facilities Authority Revenue, Pitzer College, 6.0%, 4/1/2040	10,000,000	10,222,400
California, Health Facilities Finance Authority Revenue, Kaiser Permanente, Series A, Zero Coupon, 10/1/2012 (a)	4,900,000	4,638,928
California, Health Facilities Financing Authority Revenue, Catholic Healthcare West, Series A, 6.0%, 7/1/2039	4,000,000	4,165,400
California, Health Facilities Financing Authority Revenue, Providence Health & Services:
Series B, 5.5%, 10/1/2039	2,500,000	2,522,475
Series C, 6.5%, 10/1/2033	2,000,000	2,239,280
California, Health Facilities Financing Authority Revenue, Sutter Health, Series A, 5.25%, 8/15/2022	1,665,000	1,733,332
California, Higher Education Revenue, Educational Facilities Authority, University of San Diego, Zero Coupon, 10/1/2014 (a)	1,470,000	1,252,705
California, Housing Finance Agency Revenue, Home Mortgage:
Series K, AMT, 0.3% *, 8/1/2037	1,500,000	1,500,000
Series K, AMT, 0.3% *, 2/1/2038	1,500,000	1,500,000
Series F, AMT, 0.4% *, 2/1/2033 (a)	1,000,000	1,000,000
California, Infrastructure & Economic Development Bank Revenue, California Independent Systems Operator Corp., Series A, 6.25%, 2/1/2039	5,200,000	5,492,188
California, Infrastructure & Economic Development Bank Revenue, JSerra Catholic High School:
Series A, 0.18% *, 9/1/2034, Wells Fargo Bank NA (b)	400,000	400,000
Series B, 0.18% *, 9/1/2034, US Bank NA (b)	2,550,000	2,550,000
California, M-S-R Energy Authority, Series A, 7.0%, 11/1/2034	6,820,000	7,525,870
California, Residential Efficiency Financing Authority, Certificates of Participation, Capital Improvements, Series 2007, 5.5%, 4/1/2017 (a)	35,000	35,128
California, San Gorgonio Memorial Healthcare, Election of 2006, Series C, 7.2%, 8/1/2039	10,000,000	10,520,900
California, Senior Care Revenue, Statewide Community Development Authority, ETM, 5.6%, 11/15/2013	3,575,000	3,892,388
California, Single Family Housing Revenue, Mortgage Finance Authority, Series B, AMT, 7.3%, 6/1/2031	25,000	25,705
California, South Bayside Waste Management Authority Revenue, Solid Waste Enterprise, Shoreway Environmental, Series A, 6.0%, 9/1/2036	5,000,000	5,106,750

California, Special Assessment Revenue, Golden State Tobacco Securitization Corp.:
Series A-1, 5.0%, 6/1/2033	3,150,000	2,352,892
Series A-1, 5.75%, 6/1/2047	11,485,000	8,302,277
California, State Agency General Obligation Lease, Public Works Board, Department of Corrections:
Series A, 7.4%, 9/1/2010 (a)	1,000,000	1,045,330
Series A-2, 7.4%, 9/1/2010	3,365,000	3,517,535
California, State Department of Water Resources, Power Supply Revenue, Series C-1, 0.25% *, 5/1/2022, Dexia Credit Local (b)	2,000,000	2,000,000
California, State General Obligation:
5.0%, 2/1/2031 (a)	10,000,000	9,402,200
5.125%, 4/1/2024	7,400,000	7,479,698
5.125%, 11/1/2024	1,000,000	1,009,420
6.0%, 4/1/2038	7,450,000	7,603,991
6.5%, 4/1/2033	14,610,000	15,719,483
California, State General Obligation, Various Purposes:
5.0%, 11/1/2026	10,000,000	9,898,300
5.0%, 12/1/2031 (a)	10,000,000	9,390,700
6.0%, 11/1/2039	10,000,000	10,173,600
California, State Public Works Board, Lease Revenue, Capital Projects:

Series G-1, 5.75%, 10/1/2030	5,500,000	5,388,405
Series I-1, 6.375%, 11/1/2034 (c)	3,000,000	3,020,610
California, State Public Works Board, Lease Revenue, Department of Mental Health, Series A, 5.5%, 6/1/2022	2,600,000	2,617,472
California, State University Revenue:
Series A, 5.0%, 11/1/2024 (a)	5,000,000	5,071,900
Series A, 5.25%, 11/1/2038	6,500,000	6,357,780
California, Statewide Communities Development Authority Revenue, Certificates of Participation, Cedars-Sinai Medical Center, 6.5%, 8/1/2012	8,650,000	9,259,479
California, Statewide Communities Development Authority Revenue, Certificates of Participation, Children's Hospital of Los Angeles, 6.0%, 6/1/2010 (a)	1,000,000	1,017,330
California, Statewide Communities Development Authority Revenue, Kaiser Permanente, Series B, 0.974% **, 4/1/2036	5,000,000	3,210,000
California, Statewide Communities Development Authority, Certificates of Participation, Sutter Health, 6.0%, 8/15/2017 (a)	1,000,000	1,014,400
California, Statewide Communities Development Authority, Multi-Family Housing Revenue, Series 29G, 144A, AMT, 0.22% *, 5/1/2039	11,700,000	11,700,000
California, Statewide Communities Development Authority, Pollution Control Revenue, Chevron USA, Inc. Project, 0.16% *, 5/15/2024	4,000,000	4,000,000
Carlsbad, CA, School District General Obligation, Unified School District, Zero Coupon, 11/1/2018 (a)	3,050,000	2,042,920
Chino Valley, CA, Unified School District, Election of 2002, Series C, 5.25%, 8/1/2030 (a)	5,000,000	5,063,150
Contra Costa County, CA, GNMA Mortgage-Backed Securities Program, AMT, ETM, 7.75%, 5/1/2022	2,715,000	3,529,826
Corona, CA, Sales & Tax Revenue, Community Facilities District, Series 90-1-A, 5.5%, 9/1/2015 (a)	9,240,000	10,318,770
Corona-Norco, CA, Sales & Tax Revenue, Unified School District Public Financing Authority, Series A, 5.75%, 9/1/2014 (a)	1,950,000	1,953,588
Dry Creek, CA, School District General Obligation, Joint Elementary School District:
Series A, Zero Coupon, 8/1/2021 (a)	1,920,000	1,110,797
Series A, Zero Coupon, 5/1/2022 (a)	1,385,000	767,235
East Bay, CA, Municipal Utility District, Wastewater Systems Revenue, Series A, 5.0%, 6/1/2037 (a)	10,000,000	10,137,300
Encinitas, CA, State General Obligation, Unified School District, Zero Coupon, 8/1/2017 (a)	4,000,000	2,898,320
Escondido, CA, School District General Obligation, Unified High School District:
Zero Coupon, 5/1/2015 (a)	3,165,000	2,607,295
Zero Coupon, 5/1/2016 (a)	3,335,000	2,592,329
ETM, Zero Coupon, 11/1/2017 (a)	5,500,000	4,321,240
Zero Coupon, 11/1/2018 (a)	4,605,000	3,057,674
ETM, Zero Coupon, 11/1/2020 (a)	7,000,000	4,698,750
Foothill, CA:
ETM, Zero Coupon, 1/1/2018 (a)	10,000,000	7,785,400
ETM, Zero Coupon, 1/1/2020 (a)	10,000,000	6,991,500
Series A, Prerefunded, 7.15%, 1/1/2013	975,000	1,000,292
Foothill, CA, School District General Obligation, Zero Coupon, 8/1/2016 (a)	4,755,000	3,795,489
Foothill, CA, Toll Road Revenue, Eastern Corridor Agency:
Zero Coupon, 1/15/2017 (a)	5,975,000	3,718,063
Zero Coupon, 1/15/2018 (a)	6,250,000	3,638,687
Zero Coupon, 1/15/2025	10,000,000	3,527,100
5.8%, 1/15/2020 (a)	6,500,000	6,572,865
5.875%, 1/15/2026	5,000,000	4,971,300
Fresno, CA, School District General Obligation, Unified School District:
Series C, 5.9%, 2/1/2017 (a)	1,760,000	1,986,178
Series A, 6.4%, 8/1/2016 (a)	2,000,000	2,344,420
Healdsburg, CA, School District General Obligation, Unified School District, Zero Coupon, 7/15/2014 (a)	400,000	346,352
Las Virgenes, CA, School District General Obligation, Unified School District, Series A, Zero Coupon, 11/1/2013 (a)	2,150,000	1,954,973
Long Beach, CA, Harbor Revenue:

Series A, AMT, 6.0%, 5/15/2016 (a)	8,430,000	9,460,062
Series A, AMT, 6.0%, 5/15/2019 (a)	10,600,000	11,659,258
Long Beach, CA, Port Authority Revenue:
Series A, AMT, 6.0%, 5/15/2017 (a)	1,500,000	1,680,705
Series A, AMT, 6.0%, 5/15/2018 (a)	4,000,000	4,437,120
Los Angeles County, CA, Core City General Obligation Lease, Convention & Exhibition Center Authority, Series A, 6.125%, 8/15/2011 (a)	1,000,000	1,085,180
Los Angeles, CA, Department of Airports Revenue, Series A, 5.25%, 5/15/2039 (c)	5,000,000	4,996,900
Los Angeles, CA, Department of Water & Power Revenue, Power Systems, Series A-3, 0.21% *, 7/1/2035	4,700,000	4,700,000
Los Angeles, CA, Pollution Control Revenue, 6.0%, 6/1/2021 (a)	2,000,000	2,461,360
Los Angeles, CA, Unified School District, Series F, 5.0%, 1/1/2034	7,540,000	7,415,213
Lucia Mar, CA, School District General Obligation, Series A, Zero Coupon, 8/1/2016 (a)	1,000,000	771,990
Merced, CA, School District General Obligation, High School District:
Series A, Zero Coupon, 8/1/2014 (a)	2,045,000	1,767,391
Series A, Zero Coupon, 8/1/2015 (a)	2,090,000	1,710,101
Series A, Zero Coupon, 8/1/2016 (a)	2,140,000	1,652,059
Millbrae, CA, Senior Care Revenue, Magnolia of Millbrae Project, Series A, AMT, 7.375%, 9/1/2027	3,520,000	3,380,150
Modesto, CA, General Obligation Lease, Community Project, Series A, 5.6%, 11/1/2014 (a)	1,370,000	1,488,998
Murrieta Valley, CA, General Obligation, Unified School District:
Series A, Zero Coupon, 9/1/2016 (a)	2,500,000	1,921,325
5.0%, 9/1/2026 (a)	7,155,000	7,453,006
Northern California, Power Agency, Prerefunded, 7.0%, 7/1/2016	210,000	269,812
Palmdale, CA, School District General Obligation, School Building Project, Zero Coupon, 10/1/2019 (a)	1,420,000	923,696
Pittsburg, CA, Redevelopment Agency Tax Allocation, Los Medanos Community Project, Series A, 6.5%, 9/1/2028	10,000,000	10,889,100
Port Oakland, CA, Series K, AMT, Prerefunded, 5.75%, 11/1/2014 (a)	15,000	15,295
Rancho, CA, Water District Financing Authority Revenue:
Series A, 5.0%, 8/1/2027 (a)	14,100,000	14,432,619
Series A, 5.0%, 8/1/2029 (a)	8,400,000	8,500,800
Redwood City, CA, School District General Obligation, Elementary School District, Zero Coupon, 8/1/2017 (a)	1,635,000	1,184,688
Riverside County, CA, Hospital & Healthcare Revenue, Asset Leasing Corp.:
Zero Coupon, 6/1/2015 (a)	1,750,000	1,378,773
Zero Coupon, 6/1/2016 (a)	2,395,000	1,773,689
Sacramento County, CA, Airport Systems Revenue, Series B, 5.75%, 7/1/2039	2,500,000	2,607,300
Sacramento County, CA, Sales & Special Tax Revenue, Community Facilities District No. 1:
5.5%, 12/1/2010	1,085,000	1,093,203
6.0%, 9/1/2011	850,000	853,502
6.125%, 9/1/2014	605,000	606,755
6.3%, 9/1/2021	1,500,000	1,500,660
Sacramento County, CA, Water Finance Authority Revenue, Water Agency Zones 40 & 41:
Series B, 0.803% **, 6/1/2039 (a)	10,000,000	6,672,500
Series A, 5.0%, 6/1/2026 (a)	11,435,000	11,534,599
Sacramento, CA, Electric Revenue, Municipal Utility District:
Series U, 5.0%, 8/15/2026 (a)	2,615,000	2,797,605
Series U, 5.0%, 8/15/2028 (a)	2,045,000	2,160,113
Series G, 6.5%, 9/1/2013 (a)	1,270,000	1,397,698
Sacramento, CA, Other General Obligation Lease, City Financing Authority, Series A, 5.4%, 11/1/2020 (a)	5,000,000	5,276,800
Sacramento, CA, Sales & Special Tax Revenue, Finance Authority, Series B, Zero Coupon, 11/1/2016 (a)	2,685,000	1,871,606
Saddleback Valley, CA, Sales & Special Tax Revenue, Unified School District, Public Financing Authority:
Series A, 6.0%, 9/1/2013 (a)	1,000,000	1,138,290
Series A, 6.0%, 9/1/2014 (a)	2,195,000	2,544,949

Series A, 6.0%, 9/1/2015 (a)	1,000,000	1,163,860
San Bernardino, CA, County General Obligation, Medical Center Financing Project, 5.5%, 8/1/2017 (a)	3,965,000	4,027,369
San Bernardino, CA, Other Revenue Lease:
Series A, 5.25%, 11/1/2013 (a)	3,115,000	3,351,242
Series A, 5.25%, 11/1/2014 (a)	2,330,000	2,493,333
San Bruno Park, CA, School District, General Obligation:
Zero Coupon, 8/1/2017 (a)	1,000,000	743,340
Zero Coupon, 8/1/2019 (a)	1,100,000	708,609
San Diego, CA, Community College District, Election of 2002, 5.25%, 8/1/2033	10,000,000	10,312,900
San Diego, CA, Public Facilities Financing Authority, Sewer Revenue, Series A, 5.25%, 5/15/2039	10,000,000	10,138,200
San Diego, CA, School District General Obligation, Election of 1998:
Series B, 6.0%, 7/1/2019 (a)	3,350,000	4,061,942
Series B, 6.05%, 7/1/2018 (a)	770,000	934,557
San Francisco, CA, Bay Area Rapid Transit District, Election of 2004, Series B, 5.0%, 8/1/2027	5,085,000	5,513,818
San Francisco, CA, City & County Airports Commission, International Airport Revenue, Series E, 6.0%, 5/1/2039	15,000,000	15,664,800
San Francisco, CA, City & County Public Utilities Commission, Water Revenue:
Series B, 5.0%, 11/1/2039	10,000,000	10,046,200
Series A, 5.125%, 11/1/2039	10,400,000	10,630,880
San Joaquin Hills, CA, Toll Road Revenue, Transportation Corridor Agency:
Series A, Zero Coupon, 1/15/2015 (a)	12,065,000	8,957,659
Series A, Zero Coupon, 1/15/2016 (a)	3,485,000	2,409,773
Series A, Zero Coupon, 1/15/2017 (a)	3,965,000	2,549,138
Series A, Zero Coupon, 1/15/2018 (a)	2,640,000	1,563,065
Series A, Zero Coupon, 1/15/2019 (a)	3,185,000	1,743,278
San Jose, CA, School District General Obligation, Unified School District, Series A, ETM, Zero Coupon, 8/1/2017 (a)	1,350,000	1,071,441
San Juan, CA, San Juan Project, Series D, ETM, 6.75%, 7/1/2020 (a)	1,505,000	1,857,953
San Mateo County, CA, Joint Powers Financing Authority Lease Revenue, Youth Services Campus, Series A, 5.0%, 7/15/2033	3,500,000	3,405,220
San Ysidro, CA, School District General Obligation, 6.125%, 8/1/2021 (a)	1,400,000	1,505,224
Santa Ana, CA, Other General Obligation, Police Administration & Holding Facility, Series A, 6.25%, 7/1/2024 (a)	2,000,000	2,140,680
Santa Cruz County, CA, County General Obligation Lease, Capital Facilities Project:
5.5%, 9/1/2017 (a)	1,005,000	1,093,118
5.5%, 9/1/2018 (a)	1,060,000	1,146,507
5.6%, 9/1/2019 (a)	1,115,000	1,210,600
5.6%, 9/1/2020 (a)	1,180,000	1,265,963
5.65%, 9/1/2024 (a)	1,445,000	1,511,282
5.65%, 9/1/2025 (a)	1,520,000	1,579,508
5.65%, 9/1/2026 (a)	1,605,000	1,652,299

Santa Margarita/Dana Point, CA, Special Assessment Revenue, Improvement District Authority:
Series B, 7.25%, 8/1/2012 (a)	3,675,000	4,142,203
Series B, 7.25%, 8/1/2013 (a)	3,400,000	3,933,732
Santaluz, CA, Special Tax Bonds, Santaluz Community Facilities District No. 2, Improvement Area No. 1:
6.25%, 9/1/2021	1,985,000	1,985,635
6.375%, 9/1/2030	4,860,000	4,834,485
Southern California, Electric Revenue, Public Power Authority, Transmission Project, Zero Coupon, 7/1/2015	2,000,000	1,661,320
Southern California, Metropolitan Water District:
Series C, 5.0%, 7/1/2031	5,195,000	5,467,582
Series C, 5.0%, 7/1/2035	3,000,000	3,097,920

Southern California, Metropolitan Water District, Waterworks Revenue:
Series A, ETM, 5.75%, 7/1/2021	880,000	1,053,571
Series A, 5.75%, 7/1/2021	1,120,000	1,334,592
Tahoe Truckee, CA, School District General Obligation, Unified School District Capital Improvement, Series A, Zero Coupon, 8/1/2022 (a)	3,600,000	1,767,816
Temple City, CA, School District General Obligation, Series A, Zero Coupon, 8/1/2015 (a)	1,250,000	1,022,788
Ukiah, CA, School District General Obligation, Unified School District, Zero Coupon, 8/1/2016 (a)	2,000,000	1,543,980

		649,631,969
Puerto Rico 11.6%
Commonwealth of Puerto Rico, Aqueduct & Sewer Authority Revenue, Series A, 6.0%, 7/1/2038	8,000,000	8,058,160
Commonwealth of Puerto Rico, General Obligation, Public Improvement:
Series A, 5.25%, 7/1/2022	2,000,000	1,988,980
Series A, 5.5%, 7/1/2019 (a)	22,650,000	23,873,553
Puerto Rico, Electric Power Authority Revenue:
Series JJ, 5.375%, 7/1/2017 (a)	2,105,000	2,264,180
Series JJ, 5.375%, 7/1/2018 (a)	8,710,000	9,353,321
Puerto Rico, Industrial Development Revenue, Industrial Tourist Educational, Medical & Environmental Central Facilities:
Series A, 5.625%, 7/1/2015 (a)	2,190,000	2,208,440
Series A, 5.625%, 7/1/2016 (a)	2,215,000	2,231,147
5.625%, 7/1/2017 (a)	2,345,000	2,360,524
Puerto Rico, Sales & Special Tax Revenue, Highway & Transportation Authority:
Series Z, 6.0%, 7/1/2018 (a)	7,250,000	8,365,847
Series Z, 6.25%, 7/1/2014 (a)	1,000,000	1,101,350
Series A, 6.25%, 7/1/2016 (a)	750,000	868,688
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue, Series A, 6.5%, 8/1/2044	10,000,000	10,579,800
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue, Convertible Capital Appreciation, Series A, Step-up Coupon, 0% to 8/1/2016, 6.75% to 8/1/2032	10,000,000	7,448,900
Puerto Rico, State General Obligation:
5.5%, 7/1/2015 (a)	3,665,000	3,909,492
5.65%, 7/1/2015 (a)	1,000,000	1,074,120
6.5%, 7/1/2015 (a)	4,000,000	4,453,880

		90,140,382
Virgin Islands 1.1%
Virgin Islands, Public Finance Authority Revenue, Capital Projects, Series A-1, 5.0%, 10/1/2039	875,000	787,570
Virgin Islands, Sales & Special Tax Revenue, Public Finance Authority, Series A, Prerefunded, 6.5%, 10/1/2024	7,500,000	7,964,400

		8,751,970

Total Municipal Bonds and Notes (Cost $722,910,717)		748,524,321
Municipal Inverse Floating Rate Notes (d) 17.6%
California
California, Bay Area Toll Authority, Toll Bridge Revenue, Series F, 5.0%, 4/1/2031 (e)	11,475,000	11,744,172
Trust: California, Bay Area Toll Authority, Toll Bridge Revenue, Series 1962, 144A, 13.324%, 4/1/2031, Leverage Factor at purchase date: 3 to 1
California, Bay Area Toll Authority, Toll Bridge Revenue, Series F, 5.0%, 4/1/2031 (e)	13,870,000	14,538,253
Trust: California, Bay Area Toll Authority, Toll Bridge Revenue, Series 1962-3, 144A, 17.498%, 4/1/2031, Leverage Factor at purchase date: 4 to 1
California, Bay Area Toll Authority, Toll Bridge Revenue, Series F, 5.0%, 4/1/2026 (e)	17,205,000	17,938,236
Trust: California, Bay Area Toll Authority, Toll Bridge Revenue, Series 1962-2, 144A, 17.515%, 4/1/2026, Leverage Factor at purchase date: 4 to 1
California, State Community Center, College District, Election of 2002, Series A, 5.0%, 8/1/2026 (a) (e)	10,630,000	11,125,305
Trust: California, State Community Center, Series 2008-1154, 144A, 9.14%, 8/1/2026, Leverage Factor at purchase date: 2 to 1

California, State Department of Water Resources, Water Revenue, Central Valley Project, Series AE, 5.0%, 12/1/2023 (e)	3,158,944	3,433,598
California, State Department of Water Resources, Water Revenue, Central Valley Project, Series AE, 5.0% 12/1/2024 (e)	2,257,732	2,454,030
California, State Department of Water Resources, Water Revenue, Central Valley Project, Series AE, 5.0% 12/1/2025 (e)	1,881,443	2,045,025
Trust: California, State Department of Water Resources, Water Revenue, Series 2705, 144A, 12.63%, 12/1/2023, Leverage Factor at purchase date: 3 to 1
California, University of California Revenues, Series O, 5.25%, 5/15/2039 (e)	10,420,000	10,922,296
Trust: California, University of California Revenues, Series 3368-2, 144A, 18.45%, 5/15/2039, Leverage Factor at purchase date: 4 to 1
California, University of California Revenues, Series O, 5.75%, 5/15/2034 (e)	5,000,000	5,535,925
Trust: California, University of California Revenues, Series 3368, 144A, 20.45%, 5/15/2034, Leverage Factor at purchase date: 4 to 1
Los Angeles, CA, Community College District, Election of 2008, Series A, 6.0%, 8/1/2033 (e)	10,000,000	11,073,900
Trust: Los Angeles, CA, Community College District, Series R-11728, 144A, 26.96%, 8/1/2033, Leverage Factor at purchase date: 5 to 1
Los Angeles, CA, Department of Water & Power Revenue, Series A, 5.0%, 7/1/2039 (e)	10,000,000	10,163,900
Trust: Los Angeles, CA, Department of Water & Power Revenue, Series 3325, 144A, 17.42%, 7/1/2039, Leverage Factor at purchase date: 4 to 1
Los Angeles, CA, Wastewater Systems Revenue, Series A, 5.75%, 6/1/2034 (e)	10,000,000	10,974,150
Trust: Los Angeles, CA, Wastewater Systems Revenue, Series 3371-1, 144A, 20.45%, 6/1/2034, Leverage Factor at purchase date: 4 to 1
San Diego County, CA, Water Authority Revenue, Certificates of Participation, Series 2008-A, 5.0%, 5/1/2027 (a) (e)	2,137,063	2,212,236
San Diego County, CA, Water Authority Revenue, Certificates of Participation, Series 2008-A, 5.0%, 5/1/2028 (a) (e)	1,944,611	2,013,013
Trust: San Diego County, CA, Water Utility Improvements, Certificates of Participation, Series 2008-1104, 144A, 9.143%, 5/1/2027, Leverage Factor at purchase date: 2 to 1
San Francisco, CA, Bay Area Rapid Transit District, Election of 2004, Series B, 5.0%, 8/1/2032 (e)	10,002,999	10,499,247
Trust: San Francisco, CA, General Obligation, Series 3161, 144A, 13.477%, 8/1/2032, Leverage Factor at purchase date: 3 to 1
Santa Clara County, CA, San Jose Unified School District, Election of 2002, Series D, 5.0%, 8/1/2032 (e)	10,000,000	10,062,250
Trust: Santa Clara County, CA, San Jose Unified School District, Series 1158, 144A, 9.19%, 8/1/2032, Leverage Factor at purchase date: 2 to 1

Total Municipal Inverse Floating Rate Notes (Cost $132,459,124)		136,735,536
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $855,369,841) †	113.8	885,259,857
Other Assets and Liabilities, Net	(13.8)	(107,386,160)

Net Assets	100.0	777,873,697

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of November 30, 2009.

**

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of November 30, 2009.

†

The cost for federal income tax purposes was $854,488,584. At November 30, 2009, net unrealized appreciation for all securities based on tax cost was $30,771,273. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $41,019,588 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $10,248,315.

(a)	Bond is insured by one of these companies:
Insurance Coverage		As a % of Total Investment Portfolio
Ambac Financial Group, Inc.		3.1
Financial Guaranty Insurance Co.		10.7
Financial Security Assurance, Inc.		6.8

National Public Finance Guarantee Corp.				23.3
Radian				1.7
XL Capital Assurance				1.3
Many insurers who have traditionally guaranteed payment of municipal issues have been downgraded by the major rating agencies.
(b)			Security incorporates a letter of credit from the bank listed.
(c)			When-issued security.
(d)			Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund.
(e)			Security forms part of the below tender option bond trust. Principal Amount and Value shown take into account the leverage factor.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

Prerefunded: Bonds which are prerefunded are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

At November 30, 2009, open interest rate swap contracts were as follows:
Effective/ Expiration Dates	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Unrealized Appreciation/ (Depreciation) ($)

1/8/2010 1/8/2026	12,500,000[1]	Fixed — 3.133%	Floating — LIBOR	1,068,569
6/2/2010 6/2/2029	10,500,000[1]	Fixed — 4.446%	Floating — LIBOR	(591,821)
7/14/2010 7/14/2029	15,100,000[2]	Fixed — 4.133%	Floating — LIBOR	(141,891)
Total net unrealized appreciation on interest rate swaps				334,857

Counterparties:
1	JPMorgan Chase Securities, Inc.
2	Citigroup, Inc.
LIBOR: London InterBank Offered Rate

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2009 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Municipal Bonds and Notes(f)	$—	$885,259,857	$—	$885,259,857
Derivatives(g)	—	1,068,569	—	1,068,569
Total	$—	$886,328,426	$—	$886,328,426

Liabilities
Derivatives(g)	$—	$ (733,712)	$—	$(733,712)

Total	$—	$ (733,712)	$—	(733,712)
(f)	See Investment Portfolio for additional detailed categorizations.
(g)	Derivatives include unrealized appreciation (depreciation) on interest rate swap contracts.

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

Municipal Bonds and Notes
Balance as of August 31, 2009	$804,324
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Amortization premium/discount	—
Net purchases (sales)	—
Net transfers in (out) of Level 3	(804,324)
Balance as of November 30, 2009	$—
Net change in unrealized appreciation (depreciation) from investments still held at November 30, 2009	$—

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of November 30, 2009 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Swaps
Interest Rate Contracts	$334,857

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS California Tax-Free Income Fund, a series of DWS State Tax-Free Income Series

By:	/s/Michael G. Clark Michael G. Clark President

Date:	January 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS California Tax-Free Income Fund, a series of DWS State Tax-Free Income Series

By:	/s/Michael G. Clark Michael G. Clark President

Date:	January 22, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	January 22, 2010